UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Heartland International Small Cap Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.99%
Australia - 5.43%
Aditya Birla Minerals Ltd.	180,000	$236,523
Collection House Ltd. (b)	226,000	181,231
Goodman Fielder Ltd.	800,000	595,974
		1,013,728
Brazil - 1.38%
Camargo Correa Desenvolvimento Imobiliario S/A	105,300	257,974
Canada - 4.58%
Sherritt International Corp.	120,000	665,373
Canam Group, Inc.	40,000	190,340
		855,713
France - 2.73%
Ciments Francais SA	5,500	510,844
Germany - 2.57%
Einhell Germany AG	10,000	479,386
Hong Kong - 0.46%
Clear Media Ltd. (a)	200,000	86,836
Italy - 0.96%
Benetton Group SpA	25,000	179,525
Japan - 29.25%
Alpine Electronics, Inc.	50,000	680,716
Alps Logistics Co. Ltd.	60,000	598,788
Chiba Bank Ltd.	119,000	777,578
Fukuda Denshi Co. Ltd. (b)	14,000	421,341
Medikit Co. Ltd.	1,000	334,723
Ministop Co. Ltd.	35,000	658,778
Miraial Co. Ltd.	25,000	428,536
Nippon Seiki Co. Ltd.	65,000	757,276
Takamatsu Construction Group Co. Ltd.	46,900	807,351
		5,465,087
Mexico - 4.09%
AuRico Gold, Inc. (a)	65,000	763,301
New Zealand - 3.52%
Air New Zealand Ltd.	693,200	657,882
Norway - 0.85%
Grieg Seafood ASA	100,717	159,592
Republic of Korea - 7.82%
Daekyo	125,000	786,019
NongShim Co. Ltd.	3,000	674,174
		1,460,193
Russian Federation - 6.34%
Vsmpo-Avisma Corp.	1,000	169,574
Petropavlovsk PLC	72,000	1,014,958
		1,184,532
South Africa - 4.65%
Harmony Gold Mining Co. Ltd. - ADR	65,000	869,050
United Kingdom - 1.38%
Persimmon PLC	35,000	257,336
Vietnam - 2.35%
Keck Seng Investments	1,000,000	439,760

Ukraine - 1.63%
Avangardco Investments Public Ltd. - GDR (a)	25,000	305,000
TOTAL COMMON STOCKS (Cost $15,596,351)		14,945,739

PREFERRED STOCKS - 2.36%
Brazil - 2.36%
Cia De Saneamento do Parana	150,000	440,040
TOTAL PREFERRED STOCKS (Cost $274,497)		440,040
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 16.79%
Time Deposits - 16.79%
Wells Fargo (Grand Cayman), 0.029% (c)	$3,138,196	3,138,196
TOTAL SHORT-TERM INVESTMENTS (Cost $3,138,196)		3,138,196
Total Investments (Cost $19,009,044) - 99.14%		18,523,975
Other Assets in Excess of Liabilities - 0.86%		159,818
TOTAL NET ASSETS - 100.00%		$18,683,793

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The Advisor has determined this security to be illiquid. The total value of illiquid securities at August 31, 2011 was $602,572, comprising 3.23% of net assets, while the remainder of the Fund's net assets, 96.77% were liquid.
(c)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate shown is the rate as of August 31, 2011.

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
GDR	Global Depositary Receipt
Ltd	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
S/A	Sociedades Anonimas a Brazlian term which signifies a corporation.
SA	Societe Anonyme, stock company.
SpA	Societa per Azioni, limited share company.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$19,009,044
Gross unrealized depreciation on futures	(184,643)
Gross unrealized appreciation on investments	1,255,483
Gross unrealized depreciation on investments	(1,740,552)
Net unrealized depreciation	$(669,712)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$3,210,630	$11,735,109	$-	$14,945,739
Preferred Stocks	440,040	-	-	440,040
Total Equity	3,650,670	11,735,109	-	15,385,779

Short-Term Investments	$-	3,138,196	$-	$3,138,196

Total Investments in Securities	$3,650,670	$14,873,305	$-	$18,523,975

The securities listed as Level 2 within the above table includes international securities that in accordance with the Fund's policy were fair valued in order to reflect events after the close of foreign markets, but prior to the time the Fund's NAV was calculated.
There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2011.
The Fund held no Level 3 securities during the period ended August 31, 2011.

Disclosures about Derivative Instruments and Hedging Activities

Heartland International Small Cap Fund
Schedule of Open Futures Contracts
August 31, 2011 (Unaudited)

	Number
	of Contracts	Settlement	Unrealized
Description	Sold	Month	Depreciation
Japanese Yen Fx Currency	15	Dec. 2011	(125,976)
Japanese Yen Fx Currency	5	Sept. 2011	(34,172)
Euro Fx Currency	10	Dec. 2011	(24,494)
Total Futures Contracts Sold			(184,643)

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Futures Contracts	$(5,062,688)
Total	$(5,062,688)

The Effect of Derivative Instruments on income for the period June 1, 2011 through August 31, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2011
as hedging instruments	through
August 31, 2011
Futures Contracts	$(31,263)
Total	$(31,263)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2011
as hedging instruments	through
August 31, 2011
Futures Contracts	$(168,364)
Total	$(168,364)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date October 17, 2011

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, Treasurer

Date October 13, 2011

* Print the name and title of each signing officer under his or her signature.